                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5843

                      (Investment Company Act File Number)

                             Cash Trust Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 5/31/05

               Date of Reporting Period: Six months ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0023		0.0006	0.0058	0.0174	0.0506	0.0455
Less Distributions:
Distributions from net investment income	(0.0023)		(0.0006)	(0.0058)	(0.0174)	(0.0506)	(0.0455)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.23%		0.06%	0.58%	1.75%	5.18%	4.65%

Ratios to Average Net Assets:
Expenses	1.05	% [2]	1.04%	1.05%	1.05%	1.04%	1.01%
Net investment income	0.44	% [2]	0.07%	0.59%	1.74%	4.96%	4.54%
Expense waiver/reimbursement [3]	0.13	% [2]	0.07%	0.04%	0.01%	0.02%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$328,931		$444,087	$590,024	$663,299	$785,978	$582,519

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,002.30	$5.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Securities	55.1%
Repurchase Agreements	44.9%
TOTAL	100.0%

At November 30, 2004, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	43.4%
8-30 Days	30.6%
31-90 Days	19.0%
91-180 Days	6.7%
181 Days or more	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--55.1%
$1,500,000	[1]	Federal Home Loan Bank System Discount Notes, 2.430%, 5/18/2005	$1,482,990
33,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.745% - 2.170%, 12/12/2004 - 2/16/2005	33,489,666
16,000,000		Federal Home Loan Bank System Notes, 1.300% - 3.875%, 12/15/2004 - 5/4/2005	16,002,608
4,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.110% - 2.320%, 1/24/2005 - 5/3/2005	3,976,950
18,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.825% - 2.165%, 12/9/2004 - 2/7/2005	18,000,000
2,500,000		Federal Home Loan Mortgage Corp. Notes, 3.875%, 2/15/2005	2,511,124
34,500,000	[1]	Federal National Mortgage Association Discount Notes, 1.140% - 2.230%, 12/22/2004 - 4/27/2005	34,409,783
60,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.680% - 2.184%, 12/1/2004 - 2/11/2005	60,489,435
11,000,000		Federal National Mortgage Association Notes, 1.270% - 1.850%, 12/8/2004 - 6/3/2005	11,000,002
		TOTAL U.S. GOVERNMENT AGENCIES	181,362,558
		REPURCHASE AGREEMENTS--44.9%
5,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.920%, dated 10/12/2004 to be repurchased at $5,016,533 on 12/13/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2034, collateral market value $257,500,000	5,000,000
9,000,000	[3]	Interest in $480,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.040%, dated 11/17/2004 to be repurchased at $9,013,260 on 12/14/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/15/2034, collateral market value $494,400,001	9,000,000
15,634,000		Interest in $2,250,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.980%, dated 11/30/2004 to be repurchased at $15,634,860 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2015, collateral market value $2,295,849,333	15,634,000
44,000,000		Interest in $1,010,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.110%, dated 11/30/2004 to be repurchased at $44,002,579 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/20/2034, collateral market value $1,030,204,056	44,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$26,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.880%, dated 10/5/2004 to be repurchased at $26,082,824 on 12/6/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2034, collateral market value $510,003,778	$26,000,000
5,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 2.220%, dated 11/18/2004 to be repurchased at $5,022,508 on 1/31/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2034, collateral market value $510,002,846	5,000,000
43,000,000		Interest in $550,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 2.080%, dated 11/30/2004 to be repurchased at $43,002,484 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/15/2029, collateral market value $566,909,142	43,000,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	147,634,000
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [4]	328,996,558
		OTHER ASSETS AND LIABILITIES - NET--0.0%	(65,379)
		TOTAL NET ASSETS--100%	$328,931,179

1 These issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$147,634,000
Investments in securities	181,362,558
Total investments in securities, at amortized cost and value		$328,996,558
Income receivable		539,742
Receivable for shares sold		2,376
TOTAL ASSETS		329,538,676
Liabilities:
Payable for shares redeemed	2,022
Income distribution payable	90,125
Payable to bank	176,715
Payable for Directors'/Trustees' fees	806
Payable for transfer and dividend disbursing agent fees and expenses	196,329
Payable for distribution services fee (Note 4)	27,279
Payable for shareholder services fee (Note 4)	68,200
Payable for registration fee	35,802
Accrued expenses	10,219
TOTAL LIABILITIES		607,497
Net assets for 328,930,025 shares outstanding		$328,931,179
Net Assets Consist of:
Paid-in capital		$328,930,025
Undistributed net investment income		1,154
TOTAL NET ASSETS		$328,931,179
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
($328,931,179 ÷ 328,930,025 shares outstanding) $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$2,454,597
Expenses:
Investment adviser fee (Note 4)		$822,537
Administrative personnel and services fee (Note 4)		132,038
Custodian fees		14,497
Transfer and dividend disbursing agent fees and expenses (Note 4)		254,621
Directors'/Trustees' fees		2,588
Auditing fees		7,187
Legal fees		2,596
Portfolio accounting fees		39,636
Distribution services fee (Note 4)		164,507
Shareholder services fee (Note 4)		411,268
Share registration costs		35,684
Printing and postage		22,353
Insurance premiums		5,272
Taxes		17,115
Miscellaneous		1,585
TOTAL EXPENSES		1,933,484
Waivers (Note 4):
Waiver of investment adviser fee	$(187,620)
Waiver of administrative personnel and services fee	(6,684)
Waiver of transfer and dividend disbursing agent fees and expenses	(3,793)
Waiver of shareholder services fee	(4,387)
TOTAL WAIVERS		(202,484)
Net expenses			1,731,000
Net investment income			$723,597

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$723,597	$349,421
Distributions to Shareholders:
Distributions from net investment income	(723,008)	(348,635)
Share Transactions:
Proceeds from sale of shares	427,149,619	1,446,831,286
Net asset value of shares issued to shareholders in payment of distributions declared	503,247	320,224
Cost of shares redeemed	(542,809,188)	(1,593,089,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(115,156,322)	(145,938,000)
Change in net assets	(115,155,733)	(145,937,214)
Net Assets:
Beginning of period	444,086,912	590,024,126
End of period (including undistributed net investment income of $1,154 and $565, respectively)	$328,931,179	$444,086,912

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2004, capital paid-in aggregated $328,930,025.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2004	Year Ended 5/31/2004
Shares sold	427,149,619	1,446,831,286
Shares issued to shareholders in payment of distributions declared	503,247	320,224
Shares redeemed	(542,809,188)	(1,593,089,510)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(115,156,322)	(145,938,000)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $47,326, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551204

0122604 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.001	0.005	0.012	0.032	0.029
Less Distributions:
Distributions from net investment income	(0.002)		(0.001)	(0.005)	(0.012)	(0.032)	(0.029)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.19%		0.13%	0.51%	1.20%	3.21%	2.92%

Ratios to Average Net Assets:
Expenses	1.05	% [2]	1.05%	1.05%	1.05%	1.04%	1.02%
Net investment income	0.39	% [2]	0.13%	0.52%	1.16%	3.16%	2.87%
Expense waiver/ reimbursement [3]	0.10	% [2]	0.03%	0.07%	0.05%	0.03%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$345,470		$353,473	$426,684	$538,236	$508,523	$430,365

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period	[1]
Actual	$1,000	$1,001.90	$5.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	77.0%
Municipal Notes	23.0%
TOTAL	100.0%

At November 30, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	54.4%	Prime-1	86.1%
A-1	36.1%
A-2	3.3%	Prime-2	3.0%
Not rated by S&P	6.2%	Not rated by Moody's	10.9%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	77.9%
8-30 Days	0.7%
31-90 Days	0.8%
91-180 Days	11.8%
181 Days or more	8.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 4.7% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Alabama--0.9%
$2,922,000		Birmingham, AL IDA, IDRB's (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	$2,922,000
		Arizona--5.8%
1,850,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	1,850,000
2,600,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	2,600,000
150,000		Casa Grande, AZ IDA, (Series 2002A), Weekly VRDNs (Price Companies, Inc.)/(Bank of America N.A., LOC)	150,000
2,000,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A., LOC)	2,000,000
1,420,000	[2,3]	Maricopa County, AZ Community College District, (PT-388), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,420,000
640,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	640,000
3,000,000	[2,3]	Phoenix, AZ IDA, (PT-479), Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	3,000,000
2,500,000		Pima County, AZ IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	2,500,000
2,200,000		Tucson, AZ IDA, Multi-Family Housing Revenue Bonds, (Series 2002A) Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	2,200,000
3,750,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	3,750,000
		TOTAL	20,110,000
		Arkansas--1.2%
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series 2000B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000
		TOTAL	4,050,000
		California--0.2%
582,533	[2,3]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	582,533
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--3.1%
$2,500,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC)	$2,500,000
1,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 1.20% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2004	1,000,000
675,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A., LOC)	675,000
5,000,000		Denver, CO City & County Airport Authority, (Series 2004B), Weekly VRDNs (CDC IXIS Financial Guaranty N.A., INS)/(Bayerische Landesbank Girozentrale LIQ)	5,000,000
1,600,000		Thornton, CO, (Series 2003), Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A., LOC)	1,600,000
		TOTAL	10,775,000
		District of Columbia--0.3%
855,000	[2,3]	District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	855,000
		Florida--2.1%
1,865,000	[2,3]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	1,865,000
3,000,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD)	3,000,000
2,500,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	2,527,678
		TOTAL	7,392,678
		Georgia--7.3%
2,300,000		Cobb County, GA Housing Authority, (Series 2004), Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A., LOC)	2,300,000
1,000,000		DeKalb County, GA Multi-Family Housing Authority, (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A., LOC)	1,000,000
6,500,000		Fayette County, GA, (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	6,500,000
3,000,000		Gainesville and Hall County, GA Development Authority, (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A., LOC)	3,000,000
4,000,000		Monroe County, GA Development Authority, (Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005	4,000,000
8,250,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	8,250,000
		TOTAL	25,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--3.2%
$3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A., LOC)	$3,000,000
5,350,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One N.A., (Chicago) LOC)	5,350,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB, (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One N.A., (Chicago) LOC)	2,630,000
		TOTAL	10,980,000
		Indiana--2.1%
1,150,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A., LOC)	1,150,000
1,025,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A., LOC)	1,025,000
945,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(Bank One N.A., (Chicago) LOC)	945,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)	1,500,000
490,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/(Bank One N.A., (Columbus) LOC)	490,000
2,200,000		Miami County, IN, (Series 2001)(Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)	2,200,000
		TOTAL	7,310,000
		Iowa--0.1%
295,000		Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	295,000
		Kansas--0.9%
3,135,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A., Cincinnati LOC)	3,135,000
		Kentucky--1.3%
930,000		Fort Mitchell, KY IDA, 2.25% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 5/1/2005	930,000
1,200,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,200,000
1,476,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,476,000
1,000,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	1,000,000
		TOTAL	4,606,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--0.7%
$2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(Bank One N.A., (Chicago) LOC)	$2,500,000
		Maine--1.2%
4,170,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A., LOC)	4,170,000
		Maryland--1.8%
1,745,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,745,000
2,370,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs, Mandatory Tender 12/21/2004	2,370,000
1,725,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,725,000
430,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	430,000
		TOTAL	6,270,000
		Massachusetts--0.8%
2,800,000		Massachusetts State HFA, (Series R), 1.15% BANs, 5/2/2005	2,800,000
		Minnesota--0.9%
1,225,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	1,225,000
455,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	455,000
1,415,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota N.A., LOC)	1,415,000
		TOTAL	3,095,000
		Missouri--1.3%
4,500,000		Kansas City, MO IDA, (Series 2004B), Weekly VRDNs (The Bishop Spencer Place, Inc.)/(Commerce Bank, N.A., Kansas City LOC)	4,500,000
		Multi State--9.2%
1,877,500	[2,3]	BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	1,877,500
12,000,000	[2,3]	Charter Mac Floater Certificates Trust I, (Nat-5 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Giozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$2,905,000	[2,3]	Clipper Tax-Exempt Certificates Trust, (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$2,905,000
2,869,500	[2,3]	Clipper Tax-Exempt Certificates Trust, (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,869,500
6,296,459	[2,3]	Clipper Tax-Exempt Certificates Trust, (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	6,296,459
5,960,000	[2,3]	Clipper Tax-Exempt Certificates Trust, (Multistate-AMT)/(Series 2004-02), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	5,960,000
		TOTAL	31,908,459
		New Jersey--0.9%
3,000,000		New Jersey Turnpike Authority, (Series 2003C-1), Weekly VRDNs (FSA INS)/(WestLB AG (Guaranteed) LIQ)	3,000,000
		New Mexico--4.9%
17,000,000		New Mexico Mortgage Finance Authority, (Series 2004), 2.00% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	17,000,000
		New York--3.9%
13,500,000		Long Island Power Authority, NY, (Series 2003F), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	13,500,000
		North Dakota--1.2%
550,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A., LOC)	550,000
3,705,000		Grand Forks, ND, (Series 1999) Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	3,705,000
		TOTAL	4,255,000
		Ohio--10.0%
1,540,000		Belmont County, OH, 1.36% BANs, 3/16/2005	1,541,137
975,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(JPMorgan Chase Bank LIQ)	975,000
2,255,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC)	2,255,000
2,000,000		Euclid, OH, 2.00% BANs, 5/5/2005	2,005,869
1,150,000		Hamilton County, OH, Hospital Facilities Authority, (Series B), Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	1,150,000
5,500,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	5,500,000
1,000,000		Lake County, OH, 2.00% BANs, 4/14/2005	1,003,194
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$3,250,000		Mahoning County, OH IDA, (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A., LOC)	$3,250,000
2,500,000		North Ridgeville, OH, 1.52% BANs, 5/4/2005	2,501,973
310,000		Ohio State, IDR (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/(National City Bank, Ohio LOC)	310,000
1,500,000		Salem, OH, 1.55% BANs, 5/5/2005	1,501,255
1,500,000		Shaker Heights, OH, (Series A), 2.25% BANs, 5/12/2005	1,505,447
5,000,000		Toledo, OH, (Series 2004-2), 3.00% BANs, 5/19/2005	5,024,103
3,500,000		Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000
2,590,000		Youngstown, OH, (Series 1996A), Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	2,590,000
		TOTAL	34,612,978
		Oklahoma--1.9%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	2,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips)	2,500,000
2,000,000		Oklahoma Development Finance Authority, (Series 2003), 1.35% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 12/1/2004	2,000,000
		TOTAL	6,500,000
		Oregon--1.4%
2,850,000		Oregon State Housing and Community Services Department, (Series P), 1.25% TOBs, Mandatory Tender 1/6/2005	2,850,000
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC)	1,000,000
		TOTAL	4,850,000
		Pennsylvania--0.8%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A., LOC)	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds, (Series 2004B), Weekly VRDNs (Sunoco, Inc.)	2,000,000
		TOTAL	2,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--1.3%
$2,200,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	$2,200,000
2,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	2,000,000
385,000		South Carolina Jobs-EDA, EDRB (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	385,000
		TOTAL	4,585,000
		Tennessee--2.5%
350,000		Benton County TN IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	350,000
1,215,000		Chattanooga, TN IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc.)/(PNC Bank, N.A., LOC)	1,215,000
1,400,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	1,400,000
230,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A., (Chicago) LOC)	230,000
2,500,000		Jackson, TN IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham LOC)	2,500,000
250,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	250,000
2,470,000		Sevier County, TN Public Building Authority, (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	2,470,000
		TOTAL	8,415,000
		Texas--14.9%
1,000,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.80% TOBs (ConocoPhillips Co.)/(ConocoPhillips GTD), Optional Tender 8/1/2005	1,000,000
995,000	[2,3]	Dallas-Fort Worth, TX International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs ((FSA, MBIA Insurance Corp. INS) and Bank of New York LIQs)	995,000
9,000,000		East Texas Housing Finance Corp., (Series 2002) Weekly VRDNs (The Park at Shiloh Apartments)/(SouthTrust Bank LOC)	9,000,000
5,750,000		Gulf Coast, TX Waste Disposal Authority Daily VRDNs (BP Amoco Corp)	5,750,000
6,300,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993), Daily VRDNs (BP Amoco Corp)	6,300,000
1,000,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% Bonds (Baylor Health Care System), 5/15/2005	1,017,881
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
3,965,000	[2,3]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A., LIQ), Optional Tender 7/20/2005	3,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$890,000		Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A., LOC)	$890,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2004F), 1.95% TOBs, Mandatory Tender 8/3/2005	5,000,000
2,305,000	[2,3]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), 2.22% TOBs (GNMA COL)/(Wachovia Bank N.A., LIQ), Optional Tender 11/16/2005	2,305,000
10,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	10,102,992
		TOTAL	51,325,873
		Utah--2.0%
4,500,000		Murray City, UT, (Series 2003A), Weekly VRDNs (IHC Health Services, Inc.)	4,500,000
2,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A., LOC)	2,500,000
		TOTAL	7,000,000
		Virginia--3.8%
1,250,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	1,250,000
7,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A., LOC)	7,000,000
3,000,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System)	3,000,000
965,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	965,000
950,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	950,000
		TOTAL	13,165,000
		Washington--2.9%
5,320,000	[2,3]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 2.11% TOBs (FSA INS)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2005	5,320,000
4,525,000		Washington State Housing Finance Commission, (Series 2004A: Columbia Heighs), Daily VRDNs (MWSH Wenatchee LLC)/(Wells Fargo Bank, N.A., LOC)	4,525,000
		TOTAL	9,845,000
		West Virginia--0.7%
2,535,000	[2,3]	South Charleston, WV, (PT-1637), Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--2.3%
$3,870,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$3,870,000
660,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(Bank One N.A., (Chicago) LOC)	660,000
3,250,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,250,000
220,000		Waukesha, WI, IDRB (Series 1995), Weekly VRDNs (Weldall Manufacturing Inc.)/(Bank One N.A., (Chicago) LOC)	220,000
		TOTAL	8,000,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	344,790,521
		OTHER ASSETS AND LIABILITIES - NET--0.2%	679,249
		TOTAL NET ASSETS--100%	$345,469,770

Securities that are subject to the federal alternative minimum tax (AMT) represent 66.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.84%	3.16%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $56,000,992 which represents 16.2% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $56,000,992 which represents 16.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$344,790,521
Cash		150,335
Income receivable		844,437
Receivable for shares sold		16,615
TOTAL ASSETS		345,801,908
Liabilities:
Income distribution payable	$65,481
Payable for transfer and dividend disbursing agent fees and expenses	111,137
Payable for share registration costs	43,629
Payable for distribution services fee (Note 5)	29,290
Payable for shareholders services fee (Note 5)	73,225
Accrued expenses	9,376
TOTAL LIABILITIES		332,138
Net assets for 345,475,234 shares outstanding		$345,469,770
Net Assets Consist of:
Paid-in capital		$345,472,938
Distributions in excess of net investment income		(253)
Accumulated net realized loss on investments		(2,915)
TOTAL NET ASSETS		$345,469,770
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($345,469,770 ÷ 345,475,234 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$2,270,517
Expenses:
Investment adviser fee (Note 5)		$785,851
Administrative personnel and services fee (Note 5)		126,154
Custodian fees		8,268
Transfer and dividend disbursing agent fees and expenses (Note 5)		213,341
Directors'/Trustees' fees		2,624
Auditing fees		6,911
Legal fees		4,139
Portfolio accounting fees		36,327
Distribution services fee (Note 5)		157,170
Shareholder services fee (Note 5)		392,925
Share registration costs		35,906
Printing and postage		20,172
Insurance premiums		5,056
Taxes		15,231
Miscellaneous		1,811
TOTAL EXPENSES		1,811,886
Waivers (Note 5):
Waiver of investment adviser fee	$(144,572)
Waiver of administrative personnel and services fee	(6,391)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,936)
TOTAL WAIVERS		(153,899)
Net expenses			1,657,987
Net investment income			$612,530

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$612,530	$551,531
Net realized gain on investments	--	191
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	612,530	551,722
Distributions to Shareholders:
Distributions from net investment income	(612,885)	(551,383)
Share Transactions:
Proceeds from sale of shares	463,970,516	1,028,757,526
Net asset value of shares issued to shareholders in payment of distributions declared	526,791	568,868
Cost of shares redeemed	(472,500,584)	(1,102,537,365)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,003,277)	(73,210,971)
Change in net assets	(8,003,632)	(73,210,632)
Net Assets:
Beginning of period	353,473,402	426,684,034
End of period (including undistributed (distributions in excess of) net investment income of $(253) and $102, respectively)	$345,469,770	$353,473,402

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2004, capital paid-in aggregated $345,472,938.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2004	Year Ended 5/31/2004
Shares sold	463,970,516	1,028,757,526
Shares issued to shareholders in payment of distributions declared	526,791	568,868
Shares redeemed	(472,500,584)	(1,102,537,365)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,003,277)	(73,210,971)

4. FEDERAL TAX INFORMATION

At May 31, 2004, the Fund had a capital loss carryforward of $2,915 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $24,070, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended November 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $320,030,000 and $448,531,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551303

0122605 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.001	0.007	0.019	0.052	0.047
Less Distributions:
Distributions from net investment income	(0.003)		(0.001)	(0.007)	(0.019)	(0.052)	(0.047)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.28%		0.14%	0.69%	1.95%	5.34%	4.81%

Ratios to Average Net Assets:
Expenses	1.05	% [2]	1.05%	1.05%	1.05%	1.04%	1.01%
Net investment income	0.53	% [2]	0.14%	0.70%	1.94%	5.18%	4.73%
Expense waiver/reimbursement [3]	0.09	% [2]	0.03%	0.03%	0.02%	0.06%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,224,762		$4,334,861	$5,008,970	$5,621,516	$6,151,845	$5,061,010

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,002.80	$5.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Commercial Paper & Notes	43.4%
Variable Rate Demand Instruments	44.8%
Repurchase Agreements	3.5%
Bank Instruments	8.3%
TOTAL	100.0%

At November 30, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	50.9%	Prime-1	92.6%
A-1	41.3%
A-2	6.9%	Prime-2	5.8%
A-3	0.9%
Not rated by S&P	0.0%	Not rated by Moody's	1.6%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2004, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments	[2]
1-7 Days	41.7%	[5]
8-30 Days	25.0%
31-90 Days	21.4%
91-180 Days	8.9%
181 Days or more	3.0%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements, and bank instruments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information. These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 3.5% of the Fund's portfolio.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.4%
		Finance - Automotive--0.6%
$7,339,121		Capital One Prime Auto Receivables Trust 2004-2, Class A1, 1.687%, 7/15/2005	$7,339,121
7,819,519		Nissan Auto Lease Trust 2004-A, Class A1, 2.105%, 10/17/2005	7,819,519
5,110,076		USAA Auto Owner Trust 2004-2, Class A1, 1.660%, 7/15/2005	5,110,076
		TOTAL	20,268,716
		Finance - Equipment--1.8%
55,811,967		CNH Equipment Trust 2004-A, Class A1, 2.009%, 10/14/2005	55,811,967
		TOTAL ASSET-BACKED SECURITIES	76,080,683
		CERTIFICATES OF DEPOSIT--8.3%
		Banking--8.3%
20,000,000		Credit Suisse First Boston, 2.050%, 12/10/2004	20,000,000
5,000,000		Deutsche Bank AG, 1.250%, 12/29/2004	5,000,190
15,000,000		Fifth Third Bank, Cincinnati, 1.225%, 3/18/2005	14,999,560
40,000,000		Royal Bank of Canada, Montreal, 1.400%, 2/8/2005	40,000,000
13,000,000		Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	13,000,205
45,000,000		UBS AG, 1.115% - 1.120%, 12/29/2004 - 12/31/2004	45,000,124
105,000,000		Washington Mutual Bank, F.A., 1.980% - 2.250%, 12/27/2004 - 2/2/2005	105,000,000
25,000,000		Wilmington Trust Co., 2.040%, 1/10/2005	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	268,000,079
		COLLATERALIZED LOAN AGREEMENTS--18.8%
		Banking--4.8%
50,000,000		Deutsche Bank Securities, Inc., 2.193%, 12/1/2004	50,000,000
15,000,000		Greenwich Capital Markets, Inc., 2.188%, 12/1/2004	15,000,000
90,000,000		Wachovia Securities, Inc., 2.143%, 12/1/2004	90,000,000
		TOTAL	155,000,000
Principal Amount			Value
		Collateralized Loan AGREEMENTS--continued
		Brokerage--14.0%
$85,000,000		Bear Stearns Cos., Inc., 2.213%, 12/1/2004	$85,000,000
90,000,000		Citigroup Global Markets Inc., 2.163%, 12/1/2004	90,000,000
88,000,000		Goldman Sachs Group, Inc., 2.213% - 2.425%, 12/1/2004 - 4/25/2005	88,000,000
65,000,000		Lehman Brothers Holdings, Inc., 2.213%, 12/1/2004	65,000,000
75,000,000		Merrill Lynch & Co., Inc., 2.213%, 12/1/2004	75,000,000
50,000,000		Morgan Stanley & Co., Inc., 2.142%, 12/1/2004	50,000,000
		TOTAL	453,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	608,000,000
		COMMERCIAL PAPER--15.1% [1]
		Aerospace/Auto--0.3%
10,000,000	[2,3]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 2.084%, 12/3/2004	9,998,844
		Banking--4.0%
76,865,000	[2,3]	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 2.060% - 2.220%, 12/3/2004 - 2/9/2005	76,632,044
15,000,000		KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 1.850%, 2/8/2005	14,946,812
20,000,000	[2,3]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 1.955%, 12/1/2004	20,000,000
17,000,000		UBS Finance (Delaware), Inc., (UBS AG LOC), 1.259%, 12/28/2004	16,984,063
		TOTAL	128,562,919
		Conglomerate--0.5%
15,800,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.247%, 1/10/2005	15,760,676
		Finance - Automotive--1.9%
31,000,000		DaimlerChrysler North America Holding Corp., 2.080% - 2.150%, 12/13/2004 - 1/11/2005	30,964,566
10,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.000%, 3/2/2005	9,949,444
20,000,000		New Center Asset Trust, A1/P1 Series, 2.010% - 2.030%, 3/1/2005 - 3/7/2005	19,897,558
		TOTAL	60,811,568
		Finance - Commercial--1.7%
55,000,000		CIT Group, Inc., 1.930% - 2.100%, 12/2/2004 - 3/14/2005	54,841,094
Principal Amount			Value
		COMMERCIAL PAPER--continued [1]
		Finance - Equipment--0.5%
$17,000,000		John Deere Finance S.A., (Guaranteed by John Deere Capital Corp.), 2.100%, 12/21/2004	$16,980,167
		Finance - Retail--0.3%
10,000,000	[2,3]	Paradigm Funding LLC, 2.140%, 4/6/2005	9,925,100
		Finance - Securities--3.2%
47,000,000	[2,3]	Georgetown Funding Co. LLC, 2.090% - 2.100%, 12/22/2004 - 1/26/2005	46,877,179
6,000,000	[2,3]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.110%, 3/31/2005	5,957,800
25,000,000	[2,3]	Perry Global Funding LLC Series A, 2.020%, 1/13/2005	24,939,681
25,000,000	[2,3]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.990%, 3/11/2005	24,861,806
		TOTAL	102,636,466
		Machinery, Equipment, Auto--0.5%
14,300,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 2.111% - 2.161%, 1/14/2005 - 1/19/2005	14,259,484
		Retail--1.0%
32,400,000	[2,3]	May Department Stores Co., 2.050% - 2.240%, 12/10/2004 - 1/10/2005	32,363,420
		Telecommunications--1.2%
40,000,000		BellSouth Corp., 1.940% - 1.970%, 12/7/2004 - 12/27/2004	39,960,047
		TOTAL COMMERCIAL PAPER	486,099,785
		CORPORATE BONDS--0.6%
		Finance - Automotive--0.0%
499,000		DaimlerChrysler North America Holding Corp., 7.400%, 1/20/2005	502,405
		Finance - Retail--0.6%
20,000,000		Countrywide Home Loans, Inc., 2.140%, 1/18/2005	20,001,702
		TOTAL CORPORATE BONDS	20,504,107
		CORPORATE NOTES--1.6%
		Finance - Securities--0.5%
7,000,000	[2,3]	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.570%, 4/20/2005	7,000,000
10,000,000	[2,3]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.310%, 2/28/2005	9,999,758
		TOTAL	16,999,758
Principal Amount			Value
		CORPORATE NOTES--continued
		Food & Beverage--0.3%
$8,500,000	[2,3]	McDonald's Corp., 4.545%, 3/7/2005	$8,568,822
		Pharmaceuticals and Health Care--0.8%
25,000,000	[2,3]	Merck & Co., Inc., 4.484%, 2/22/2005	25,180,536
		TOTAL CORPORATE NOTES	50,749,116
		GOVERNMENT AGENCIES--5.9%
		Government Agency--5.9%
106,000,000		Federal Home Loan Bank System, 1.300% - 1.600%, 2/28/2005 - 5/16/2005	106,000,000
42,000,000		Federal Home Loan Mortgage Corp., 1.825% - 3.875%, 12/9/2004 - 2/15/2005	42,057,697
41,000,000		Federal National Mortgage Association, 1.360% - 1.955%, 2/15/2005 - 10/21/2005	40,994,279
		TOTAL GOVERNMENT AGENCIES	189,051,976
		LOAN PARTICIPATION--0.2%
		Finance - Retail--0.2%
8,000,000		Countrywide Home Loans, Inc., 2.130%, 12/15/2004	8,000,000
		NOTES - VARIABLE--43.5% [4]
		Banking--23.6%
2,570,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	2,570,000
14,315,000		Alabama Incentives Financing Authority, Series 1999-C, (SouthTrust Bank LOC), 2.220%, 12/2/2004	14,315,000
4,289,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.140%, 12/2/2004	4,289,000
5,500,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 2.300%, 12/2/2004	5,500,000
3,450,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 2.180%, 12/2/2004	3,450,000
4,000,000		BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 2.320%, 12/2/2004	4,000,000
3,685,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 2.561%, 12/2/2004	3,685,000
1,045,000		BeMacs Service, Inc., (SouthTrust Bank LOC), 2.450%, 12/3/2004	1,045,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$75,000,000	[2,3]	Blue Heron Funding III, Inc., Series 3A, (Guaranteed by WestLB AG (Guaranteed)), 2.204%, 12/29/2004	$75,000,000
20,000,000	[2,3]	Blue Heron Funding V-A Ltd., Class A-2, (Guaranteed by WestLB AG (Guaranteed)), 2.210%, 12/27/2004	20,000,000
6,265,000		Bond Holdings LP, (SouthTrust Bank LOC), 2.240%, 12/3/2004	6,265,000
960,000		Boozer Lumber Co., (SouthTrust Bank LOC), 2.450%, 12/3/2004	960,000
7,855,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.481%, 12/2/2004	7,855,000
2,697,000		Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 2.080%, 12/2/2004	2,697,000
7,170,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	7,170,000
1,275,000		Children's Defense Fund, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/7/2004	1,275,000
4,855,000		Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank and Trust Co., GA LOC), 2.220%, 12/2/2004	4,855,000
3,215,000		Crane Plastics Siding LLC, Series 2000, (Bank One N.A. (Chicago) LOC), 2.431%, 12/2/2004	3,215,000
10,000,000	[2,3]	DePfa Bank PLC, 1.860%, 12/15/2004	10,000,000
3,300,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.280%, 12/1/2004	3,300,000
10,000,000		Dexia Bank, Belgium, 1.925%, 12/2/2004	9,999,144
525,000		Edgefield County, SC, Series 1997 (Bondex Inc Project), (HSBC Bank USA LOC), 2.250%, 12/2/2004	525,000
3,345,000		Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	3,345,000
6,104,000		Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	6,104,000
7,015,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	7,015,000
6,500,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 2.250%, 12/1/2004	6,500,000
760,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.280%, 12/1/2004	760,000
1,970,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	1,970,000
2,990,000		Great Southern Wood, Inc., (SouthTrust Bank LOC), 2.440%, 12/3/2004	2,990,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$7,785,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 2.130%, 12/2/2004	$7,785,000
44,000,000	[2,3]	HBOS Treasury Services PLC, 2.230%, 2/22/2005	44,000,000
55,000,000		HBOS Treasury Services PLC, 1.961% - 2.296%, 12/24/2004 - 1/3/2005	55,000,000
7,635,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank LOC), 2.450%, 12/3/2004	7,635,000
1,000,000		Hanna Steel Corp., (SouthTrust Bank LOC), 2.490%, 12/3/2004	1,000,000
4,640,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 2.430%, 12/2/2004	4,640,000
5,455,000		Houlihan Brothers Finance Corp., Series A, (National City Bank, Michigan/Illinois LOC), 2.100%, 12/2/2004	5,455,000
3,880,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 1.890%, 12/1/2004	3,880,000
7,860,000		Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC), 2.220%, 12/2/2004	7,860,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 2.520%, 12/2/2004	2,290,000
50,000,000	[2]	MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 2.030%, 12/28/2004	50,000,000
3,130,000		Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	3,130,000
4,180,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/7/2004	4,180,000
50,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/7/2004	50,000,000
3,500,000		Maryland State IDFA, (Kelly Springfield Tire), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/6/2004	3,500,000
3,985,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 1.920%, 12/2/2004	3,985,000
8,500,000		Newton Racquetball Associates, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.330%, 12/1/2004	8,500,000
7,500,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 2.440%, 12/2/2004	7,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$7,640,000		PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	$7,640,000
8,500,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.331%, 12/3/2004	8,500,000
6,000,000		Rt. 206, Inc., Series 2000, (Commerce Bank NA, Cherry Hill, NJ LOC), 2.430%, 12/1/2004	6,000,000
600,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 2.140%, 12/2/2004	600,000
21,250,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.481%, 12/2/2004	21,250,000
35,000,000		Societe Generale, Paris, 2.022% - 2.038%, 12/10/2004 - 12/17/2004	34,999,124
3,330,000		Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 2.140%, 12/2/2004	3,330,000
9,230,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.481%, 12/2/2004	9,230,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.220%, 12/2/2004	1,800,000
4,655,000		Sun Valley, Inc., (SouthTrust Bank LOC), 2.450%, 12/3/2004	4,655,000
15,000,000		SunTrust Bank, 2.020%, 1/4/2005	15,004,674
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 12/3/2004	2,735,000
46,200,000		Taxable Floating Rate Notes, Series 2002-H2, Becker, MN PCR, (Bank of New York Swap Agreement), 2.220%, 12/1/2004	46,200,000
3,025,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 2.480%, 12/2/2004	3,025,000
17,025,000		Union Development Co., (Bank of America N.A. LOC), 2.080%, 12/2/2004	17,025,000
9,262,500		WCN Properties, Inc., Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.310%, 12/3/2004	9,262,500
73,000,000		Wells Fargo & Co., 2.020% - 2.170%, 12/2/2004 - 12/14/2004	73,000,000
3,545,000		Woodbury Business Forms, Inc./Carribean Business Forms, Series 1996 Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 2.700%, 12/2/2004	3,545,000
		TOTAL	758,795,442
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Brokerage--4.4%
$40,000,000	[2,3]	Merrill Lynch & Co., Inc., 2.240%, 12/13/2004	$40,000,000
35,000,000		Merrill Lynch & Co., Inc., 2.039%, 12/6/2004	35,000,000
67,000,000		Morgan Stanley, 2.039% - 2.204%, 12/6/2004	67,000,000
		TOTAL	142,000,000
		Finance - Automotive--0.9%
30,000,000		GMAC Residential Funding Corp., (Guaranteed by General Motors Acceptance Corp.), 2.556%, 12/1/2004	30,000,000
		Finance - Commercial--5.2%
45,000,000	[2,3]	Compass Securitization LLC, 2.011%, 12/8/2004	44,997,268
25,000,000		GE Capital Assurance Co., (Guaranteed by General Electric Capital Corp.), 2.325%, 2/9/2005	25,000,000
10,000,000		GE Life and Annuity Assurance Co., (Guaranteed by General Electric Capital Corp.), 1.880%, 12/1/2004	10,000,000
85,300,000	[2,3]	General Electric Capital Corp., 2.170% - 2.210%, 12/9/2004 - 12/17/2004	85,300,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC), 2.280%, 12/2/2004	3,000,000
		TOTAL	168,297,268
		Finance - Retail--1.0%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.656%, 12/15/2004	31,000,000
		Finance - Securities--5.7%
75,000,000	[2,3]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.825% - 2.130%, 12/1/2004 - 12/15/2004	74,997,518
83,000,000	[2,3]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.050% - 2.170%, 12/1/2004 - 12/15/2004	82,998,313
25,000,000	[2,3]	Sigma Finance, Inc., 2.131%, 12/27/2004	24,995,507
		TOTAL	182,991,338
		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National Mortgage Association LOC), 2.370%, 12/2/2004	810,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--2.7%
$20,000,000		Allstate Life Insurance Co., 1.932%, 12/1/2004	$20,000,000
33,000,000		Jackson National Life Insurance Co., 2.230%, 12/22/2004	33,000,000
35,000,000		Monumental Life Insurance Co., 2.530%, 2/28/2005	35,000,000
		TOTAL	88,000,000
		TOTAL NOTES - VARIABLE	1,401,894,048
		REPURCHASE AGREEMENT--3.5%
113,889,000		Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 2.080%, dated 11/30/2004 to be repurchased at $113,895,580 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2034, collateral market value $1,530,972,305	113,889,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	3,222,268,794
		OTHER ASSETS AND LIABILITIES - NET--0.1%	2,493,061
		TOTAL NET ASSETS--100%	$3,224,761,855

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security, including securities purchased under the Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $854,593,597 which represents 26.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, these securities amounted to $804,593,597 which represents 25.0% of total net assets.

4 Current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
LP	--Limited Partnership
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,222,268,794
Income receivable		5,976,029
Receivable for shares sold		59,235
TOTAL ASSETS		3,228,304,058
Liabilities:
Payable for shares redeemed	$50,857
Income distribution payable	690,501
Payable to bank	268,684
Payable for transfer and dividend disbursing agent fees and expenses	1,563,882
Payable for Directors'/Trustees' fees	2,490
Payable for distribution services fee (Note 4)	266,926
Payable for shareholder services fee (Note 4)	667,315
Accrued expenses	31,547
TOTAL LIABILITIES		3,542,202
Net assets for 3,224,748,526 shares outstanding		$3,224,761,856
Net Assets Consist of:
Paid-in capital		$3,224,748,526
Undistributed net investment income		13,330
TOTAL NET ASSETS		$3,224,761,856
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
($3,224,761,856 ÷ 3,224,748,526 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$26,679,271
Expenses:
Investment adviser fee (Note 4)		$8,407,432
Administrative personnel and services fee (Note 4)		1,349,612
Custodian fees		114,701
Transfer and dividend disbursing agent fees and expenses (Note 4)		2,868,286
Directors'/Trustees' fees		17,778
Auditing fees		6,509
Legal fees		1,750
Portfolio accounting fees		81,603
Distribution services fee (Note 4)		1,681,486
Shareholder services fee (Note 4)		4,203,716
Share registration costs		88,154
Printing and postage		158,952
Insurance premiums		18,335
Taxes		170,395
Miscellaneous		8,559
TOTAL EXPENSES		19,177,268
Waivers (Note 4):
Waiver of investment adviser fee	$(1,333,781)
Waiver of administrative personnel and services fee	(68,319)
Waiver of transfer and dividend disbursing agent fees and expenses	(37,169)
TOTAL WAIVERS		(1,439,269)
Net expenses			17,737,999
Net investment income			$8,941,272

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,941,272	$6,871,247
Distributions to Shareholders:
Distributions from net investment income	(8,920,374)	(6,851,733)
Share Transactions:
Proceeds from sale of shares	2,671,064,038	9,392,114,174
Net asset value of shares issued to shareholders in payment of distributions declared	8,024,304	7,152,931
Cost of shares redeemed	(3,789,208,730)	(10,073,395,653)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,110,120,388)	(674,128,548)
Change in net assets	(1,110,099,490)	(674,109,034)
Net Assets:
Beginning of period	4,334,861,346	5,008,970,380
End of period (including undistributed (distributions in excess of) net investment income of $13,330 and $(7,568), respectively)	$3,224,761,856	$4,334,861,346

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1, (Dresdner Bank AG, Frankfurt Swap Agreement), 2.030%, 12/28/2004	9/27/2000	$50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2004, capital paid-in aggregated $3,224,748,526.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2004	Year Ended 5/31/2004
Shares sold	2,671,064,038	9,392,114,174
Shares issued to shareholders in payment of distributions declared	8,024,304	7,152,931
Shares redeemed	(3,789,208,730)	(10,073,395,653)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,110,120,388)	(674,128,548)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, FServ, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $495,541, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551105

0122606 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,
	11/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0019		0.0004	0.0051	0.0159	0.0492	0.0438
Net realized and unrealized gain on investments	0.0000	[1]	0.0002	0.0006	0.0007	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.0019		0.0006	0.0057	0.0166	0.0492	0.0438
Less Distributions:
Distributions from net investment income	(0.0019)		(0.0004)	(0.0051)	(0.0159)	(0.0492)	(0.0438)
Distributions from net realized gain on investments	(0.0000	) [1]	(0.0002)	(0.0006)	(0.0007)	--	--
TOTAL DISTRIBUTIONS	(0.0019)		(0.0006)	(0.0057)	(0.0166)	(0.0492)	(0.0438)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	0.19%		0.06%	0.57%	1.67%	5.03%	4.47%

Ratios to Average Net Assets:
Expenses	1.05	% [3]	1.01%	1.05%	1.03%	1.04%	1.01%
Net investment income	0.35	% [3]	0.04%	0.54%	1.63%	4.91%	4.37%
Expense waiver/reimbursement [4]	0.17	% [3]	0.09%	0.05%	--	0.01%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,967		$341,511	$491,107	$606,949	$977,293	$850,062

1 Represents less then $0.0001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,001.90	$5.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.32

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Repurchase Agreements	84.4%
U.S. Treasury Securities	15.6%
TOTAL	100.0%

At November 30, 2004, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	76.3%
8-30 Days	5.5%
31-90 Days	8.3%
91-180 Days	9.5%
181 Days or more	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

November 30, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY--15.7%
		U.S. Treasury Bills--11.8% [1]
$26,250,000		1.545% - 2.380%, 12/23/2004 - 6/2/2005	$26,100,997
		U.S. Treasury Notes--3.9%
8,750,000		1.625%, 1/31/2005 - 4/30/2005	8,756,463
		TOTAL U.S. TREASURY	34,857,460
		REPURCHASE AGREEMENTS--84.8%
45,000,000		Interest in $1,500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.980%, dated 11/30/2004 to be repurchased at $45,002,475 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $1,530,084,657	45,000,000
45,000,000		Interest in $1,250,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.970%, dated 11/30/2004 to be repurchased at $45,002,463 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2029, collateral market value $1,275,000,220	45,000,000
45,000,000		Interest in $936,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.960%, dated 11/30/2004 to be repurchased at $45,002,450 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value $954,773,223	45,000,000
11,000,000	[2]	Interest in $670,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 2.140%, dated 11/10/2004 to be repurchased at $11,058,850 on 2/10/2005, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2026, collateral market value $683,400,688	11,000,000
35,313,000		Interest in $2,250,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.980%, dated 11/30/2004 to be repurchased at $35,314,942 on 12/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2015, collateral market value $2,295,849,333	35,313,000
7,000,000	[2]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.880%, dated 10/20/2004 to be repurchased at $7,021,933 on 12/20/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value $510,000,532	7,000,000
		TOTAL REPURCHASE AGREEMENTS	188,313,000
		TOTAL INVESTMENTS--100.5% (AT AMORTIZED COST) [3]	223,170,460
		OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(1,203,221)
		TOTAL NET ASSETS--100%	$221,967,239

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$188,313,000
Investments in securities	34,857,460
Total investments in securities, at amortized cost and value		$223,170,460
Income receivable		66,243
TOTAL ASSETS		223,236,703
Liabilities:
Payable for investments purchased	987,968
Income distribution payable	23,956
Payable to bank	31,981
Payable for transfer agent and dividend disbursing agent fee and expenses	109,782
Payable for Directors'/Trustees' fees	537
Payable for distribution services fee (Note 4)	18,255
Payable for shareholder services fee (Note 4)	45,638
Accrued expenses	51,347
TOTAL LIABILITIES		1,269,464
Net assets for 221,968,204 shares outstanding		$221,967,239
Net Assets Consist of:
Paid-in capital		$221,968,204
Distributions in excess of net investment income		(965)
TOTAL NET ASSETS		$221,967,239
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($221,967,239 ÷ 221,968,204 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2004 (unaudited)

Investment Income:
Interest			$1,752,701
Expenses:
Investment adviser fee (Note 4)		$626,791
Administrative personnel and services fee (Note 4)		100,615
Custodian fees		15,647
Transfer and dividend disbursing agent fees and expenses (Note 4)		212,661
Directors'/Trustees' fees		2,262
Auditing fees		7,000
Legal fees		2,638
Portfolio accounting fees		34,343
Distribution services fee (Note 4)		125,358
Shareholder services fee (Note 4)		313,396
Share registration costs		47,753
Printing and postage		13,137
Insurance premiums		4,854
Taxes		10,516
Miscellaneous		6,147
TOTAL EXPENSES		1,523,118
Waivers (Note 4):
Waiver of investment adviser fee	$(193,128)
Waiver of administrative personnel and services fee	(5,092)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,494)
Waiver of shareholder services fee	(10,984)
TOTAL WAIVERS		(211,698)
Net expenses			1,311,420
Net investment income			441,281
Net realized gain on investments			3,331
Change in net assets resulting from operations			$444,612

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2004	Year Ended 5/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$441,281	$162,460
Net realized gain on investments	3,331	76,808
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	444,612	239,268
Distributions to Shareholders:
Distributions from net investment income	(449,025)	(193,321)
Distributions from net realized gain on investments	(3,331)	(76,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(452,356)	(270,129)
Share Transactions:
Proceeds from sale of shares	324,122,485	1,136,794,890
Net asset value of shares issued to shareholders in payment of distributions declared	413,924	263,420
Cost of shares redeemed	(444,072,271)	(1,286,623,341)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(119,535,862)	(149,565,031)
Change in net assets	(119,543,606)	(149,595,892)
Net Assets:
Beginning of period	341,510,845	491,106,737
End of period (including undistributed (distributions in excess of) net investment income of $(965) and $6,779, respectively)	$221,967,239	$341,510,845

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

At November 30, 2004, capital paid-in aggregated $221,968,204.

The following table summarizes capital stock activity:

	Six Months Ended 11/30/2004	Year Ended 5/31/2004
Shares sold	324,122,485	1,136,794,890
Shares issued to shareholders in payment of distributions declared	413,924	263,420
Shares redeemed	(444,072,271)	(1,286,623,341)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(119,535,862)	(149,565,031)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the funds average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $35,153, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551402

0122607 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005